Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Recent Accounting Pronouncements

In January 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, applies to financial instruments or derivative transactions accounted for under ASC 815. The amendments require disclosures to present both gross and net amounts of derivative assets and liabilities that are subject to master netting arrangements with counterparties. We currently present our derivative assets and liabilities net on our statement of financial position. We have provided additional disclosures regarding the gross amounts of derivative assets and liabilities in Note 5 "Derivatives" in accordance with these new standards updates.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("AOCI"), which requires entities to present either in a single note or parenthetically on the face of the financial statements (i) the amount of significant items reclassified from each component of AOCI and (ii) the income statement line items affected by the reclassifications. We adopted this guidance during the first quarter of 2013 which did not have a material impact on our condensed consolidated financial statements as there are currently no items reclassified from AOCI.